Decommissioning Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Disclosure of other provisions [line items]
Estimated future cash flows required to settle the obligation	$ 15,600	$ 15,000
Expected settlement of decommissioning liabilities	$ 203
Credit-adjusted risk-free rate	5.20%	5.50%
Inflation rate	2.00%	2.00%
Restricted Cash	$ 241	$ 211
BP-Husky Refining LLC
Disclosure of other provisions [line items]
Carrying value of pre-existing decommissioning liabilities			$ 2